Core Bond Fund Expense Example - Core Bond Fund - None	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	161
Expense Example, with Redemption, 5 Years	282
Expense Example, with Redemption, 10 Years	$ 638